Future minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum lease payments
Future minimum lease payments

The following table reflects the future minimum lease payments under the operating leases as of December 31, 2012.

Year	Lease Obligation

2013	138,897
2014	117,465
2015	71,325
2016	73,185
2017	55,935

$456,807